Share Capital - Additional Information - Other (Detail)	12 Months Ended
Mar. 31, 2013
Class B Shares [Member]
Shareholders Equity [Line Items]
Number of votes per share	10 votes
Class A Subordinate Voting Shares [Member]
Shareholders Equity [Line Items]
Number of votes per share	One vote